Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 25, 2015		Oct. 25, 2015		Oct. 26, 2014
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Guarantee period at issue for rate of return on fixed income funds			1 year
Recognized right to reclaim net cash collateral	$ 2,300		$ 2,300		$ 11,500
Cash collateral posted	13,700		13,700		55,600
Realized losses on closed positions	11,400		11,400		44,100
Fair value, long-term debt
Fair value of long-term debt (including current maturities)	268,400		268,400		273,800
Asset Impairment Charges [Abstract]
Goodwill impairment charge			21,537
Recurring basis | Fair Value
Assets at Fair Value:
Cash and cash equivalents	347,239	[1]	347,239	[1]	334,174
Other trading securities	119,668	[2]	119,668	[2]	117,249	[1]
Commodity derivatives	6,485		6,485		3,461	[2]
Total Assets at Fair Value	473,392		473,392		454,884
Liabilities at Fair Value:
Deferred compensation	57,869		57,869		54,809	[1]
Total Liabilities at Fair Value	57,869		57,869		54,809
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash and cash equivalents	347,239	[1]	347,239	[1]	334,174
Other trading securities	39,329	[2]	39,329	[2]	39,120	[1]
Commodity derivatives	6,485		6,485		3,461	[2]
Total Assets at Fair Value	393,053		393,053		376,755
Liabilities at Fair Value:
Deferred compensation	25,272		25,272		23,642	[1]
Total Liabilities at Fair Value	25,272		25,272		23,642
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Other trading securities	80,339	[2]	80,339	[2]	78,129	[1]
Total Assets at Fair Value	80,339		80,339		78,129
Liabilities at Fair Value:
Deferred compensation	32,597		32,597		31,167	[1]
Total Liabilities at Fair Value	32,597		$ 32,597		$ 31,167
Assets Held For Sale. | Portion of DCB | Significant Other Observable Inputs (Level 2)
Asset Impairment Charges [Abstract]
Goodwill impairment charge	$ 21,500

[1]	The Company holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A majority of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore. these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore, these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of the I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.
[2]	The Company’s commodity derivatives represent futures contracts used in its hedging or other programs to offset price fluctuations associated with purchases of corn and soybean meal, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 25, 2015, the Company has recognized the right to reclaim net cash collateral of $2.3 million from various counterparties (including $13.7 million of cash less $11.4 million of realized losses on closed positions). As of October 26, 2014, the Company had recognized the right to reclaim net cash collateral of $11.5 million from various counterparties (including $55.6 million of cash less $44.1 million of realized losses on closed positions).